Segments - Additional Information (Details) £ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£) segment	Jun. 30, 2022 GBP (£)
Disclosure of operating segments [line items]
Number of segments | segment	4
Profit before tax	£ 1,122	£ 982
Corporate Centre
Disclosure of operating segments [line items]
Profit before tax	(117)	(115)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Profit before tax	£ 270	148
Reclassified amounts | Corporate Centre
Disclosure of operating segments [line items]
Profit before tax		(1)
Reclassified amounts | Corporate & Commercial Banking
Disclosure of operating segments [line items]
Profit before tax		£ 1